Document and Entity Information	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity Registrant Name	MOSYS, INC.
Entity Central Index Key	0000890394
Trading Symbol	MOSY
Entity Emerging Growth Company	false
Entity Address, State or Province	CA
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity File Number	000-32929
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0291941
Entity Address, Address Line One	2309 Bering Dr.
Entity Address, City or Town	San Jose
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	418-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false